UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 14, 2009
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 3,445,217
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
3/31/2009


BANK OF MONTREAL       Common 063671101  95805  2904050  SHS Sole None   2904050
BANK OF NOVA SCOTIA    Common 064149107  45634  1468732  SHS Sole None   1468732
BARRICK GOLD CORP      Common 067901108  207007 5072460  SHS Sole None   5072460
BCE INC                Common 05534B760  66700  2655256  SHS Sole None   2655256
CAMECO CORP            Common 13321L108  62336  2892600  SHS Sole None   2892600
CAN IMPERIAL BK OF COM Common 136069101  49516  1079250  SHS Sole None   1079250
CANADIAN NATIONAL RAIL Common 136375102  92675  2050327  SHS Sole None   2050327
CANADIAN NATURAL RESOU Common 136385101  112056 2291068  SHS Sole None   2291068
CANADIAN PACIFIC RAILW Common 13645T100  68955  1837825  SHS Sole None   1837825
CELESTICA INC          Common 15101Q108  39813  8946770  SHS Sole None   8946770
ENBRIDGE INC           Common 29250N105  582    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  191697 3715053  SHS Sole None   3715053
GOLDCORP INC           Common 380956409  214203 5047200  SHS Sole None   5047200
IMPERIAL OIL LTD       Common 453038408  150920 3295195  SHS Sole None   3295195
ING CANADA INC.        Common 44982k105  49723  1381200  SHS Sole None   1381200
MAGNA INTERNATIONAL CL ClassA 559222401  30830  919200   SHS Sole None   919200
MANULIFE FINANCIAL COR Common 56501R106  98650  6947200  SHS Sole None   6947200
PETRO-CANADA           Common 71644E102  173978 5136639  SHS Sole None   5136639
POTASH CORP            Common 73755L107  73006  716100   SHS Sole None   716100
PRECISION DRILLING TRU Com   740215108  36464  10788126 SHS Sole None   10788126
PROGRESS ENERGY TRUST  Common 74326T108  10909  1165515  SHS Sole None   1165515
RESEARCH IN MOTION     Common 760975102  72796  1335950  SHS Sole None   1335950
ROYAL BANK OF CANADA   Common 780087102  138328 3760956  SHS Sole None   3760956
SHAW COMMUNICATIONS IN ClassB 82028K200  11941  621300   SHS Sole None   621300
SUNCOR ENERGY INC      Common 8677229106 87774  3119200  SHS Sole None   3119200
TALISMAN ENERGY INC    Common 87425E103  125806 9423700  SHS Sole None   9423700
THOMSON REUTERS COPR   Common 884903105  94631  2936100  SHS Sole None   2936100
TORONTO-DOMINION BANK  Common 891160509  156701 3605628  SHS Sole None   3605628
TRANSCANADA CORP       Common 89353D107  45269  1517557  SHS Sole None   1517557
ACCENTURE LTD- CL A    Common G1150G111  20572  593300   SHS Sole None   593300
AFLAC INC              Common 001055102  13510  553250   SHS Sole None   530600
ALCOA INC              Common 013817101  10480  1132000  SHS Sole None   1132000
ANADARKO PETROLEUM COR Common 032511107  18392  374950   SHS Sole None   374950
APACHE CORP            Common 037411105  22602  279600   SHS Sole None   279600
APPLE INC              Common 037833100  19424  146500   SHS Sole None   146500
APPLIED MATERIALS INC  Common 038222105  19676  1451126  SHS Sole None   1451126
BARRICK GOLD CORP      Common 067901108  27669  853450   SHS Sole None   853450
BERKSHIRE HATHAWAY INC ClassB 084670207  4      1        SHS Sole None   1
BEST BUY CO INC        Common 086516101  13411  280100   SHS Sole None   280100
BHP BILLITON LTD-SPON  Common 088606108  11844  210550   SHS Sole None   210550
BOEING CO              Common 097023105  13777  307000   SHS Sole None   307000
CHUBB CORP             Common 171232101  320    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  20850  985700   SHS Sole None   985700
CME GROUP INC          Common 12572Q105  17551  56475    SHS Sole None   56475
CSX CORP               Common 126408103  196    6000     SHS Sole None   6000
CUMMINS INC.           Common 231021106  12972  404101   SHS Sole None   404101
EATON CORP             Common 278058102  18229  392100   SHS Sole None   392100
EBAY INC               Common 278642103  12648  798400   SHS Sole None   798400
FLUOR CORP             Common 343412102  13457  308800   SHS Sole None   308800
FORTUNE BRANDS INC.    Common 349631101  15551  502200   SHS Sole None   502200
GENERAL ELECTRIC CO    Common 369604103  21031  1649250  SHS Sole None   1649250
GOLDMAN SACHS GROUP IN Common 38141G104  10160  75975    SHS Sole None   75975
HARLEY-DAVIDSON INC    Common 412822108  15029  889900   SHS Sole None   889900
INTEL CORP             Common 458140100  20812  1097850  SHS Sole None   1097850
IPC HOLDINGS INC       Common 4933P1014  13168  386100   SHS Sole None   386100
JOHNSON & JOHNSON      Common 478160104  48627  732950   SHS Sole None   732950
JPMORGAN CHASE & CO    Common 46625H100  28122  838825   SHS Sole None   838825
KRAFT FOODS INC-A      Common 50075N104  9541   339350   SHS Sole None   339350
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
MARATHON OIL CORP      Common 565849106  23490  708400   SHS Sole None   708400
MEDTRONIC INC          Common 585055106  24315  654150   SHS Sole None   654150
MERCK & CO. INC.       Common 589331107  28969  858600   SHS Sole None   858600
MICROSOFT CORPORATION  Common 594918104  33622  1451100  SHS Sole None   1451100
MONSANTO CO            Common 61166W101  12193  116325   SHS Sole None   116325
NABORS INDUSTRIES LTD  Common G6359F103  14037  1114000  SHS Sole None   1114000
NEWMONT MINING CORP    Common 651639106  27258  482825   SHS Sole None   482825
NOKIA CORP - SPON ADR  Common 654902204  16599  1127725  SHS Sole None   1127725
NORDSTROM INC          Common 655664100  13409  634700   SHS Sole None   634700
NORFOLK SOUTHERN CORP  Common 655844108  15393  361600   SHS Sole None   361600
SCHLUMBERGER LTD       Common 806857108  19348  377642   SHS Sole None   377642
SPECTRA ENERGY CORP    Common 847560109  26911  1508900  SHS Sole None   1508900
STATE STREET CORP      Common 857477103  27910  718899   SHS Sole None   718899
THE WALT DISNEY CO.    Common 254687106  8695   379600   SHS Sole None   379600
TRANSOCEAN LIMITED     Common H8817H100  23073  310893   SHS Sole None   310893
WELLPOINT HEALTH NETWO Common 94973V107  21039  439312   SHS Sole None   439312
WELLS FARGO & COMPANY  Common 949746101  10904  607100   SHS Sole None   607100
XTO ENERGY INC         Common 98385X106  23721  614200   SHS Sole None   614200